Note 4 - Collaborative Arrangements (Details) - The following table outlines the nature and amount of other revenue recognized: (EUR €) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
The following table outlines the nature and amount of other revenue recognized: [Abstract]
Research and development cost reimbursement	€ 552	€ 443	€ 1,022	€ 443